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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2001
                                               ---------------------------


Check here if Amendment [     ]; Amendment Number: _____________
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Eminence Capital, LLC
Address:   200 Park Avenue, Suite 3300
           New York, New York  10166


Form 13F File Number:  28-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ricky C. Sandler
Title:   Managing Member
Phone:   (212) 808-3590

Signature, Place, and Date of Signing:

/s/ Ricky C. Sandler             New York, New York      May 14, 2001
----------------------------     ------------------      ------------
       [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                   -------------

Form 13F Information Table Entry Total:              43
                                                   -------------

Form 13F Information Table Value Total:            $ 523,659.393
                                                   -------------
                                                    (thousands)


List of Other Included Managers:

None



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          Form 13F INFORMATION TABLE - Eminence Capital, LLC (3/31/01)

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
                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
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                                    TITLE OF             VALUE               SH/    PUT/ INVESTMENT OTHER
NAME OF ISSUER                       CLASS     CUSIP     (X $1000) SHARES    PRN    CALL DISCRETION MANAGERS SOLE      SHARED NONE
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

Apple Computer Inc            AAPL   Common   037833100  10,748      487,000 SHARES      SOLE                  487,000
American Pwr Conversion Corp  APCC   Common   029066107   6,768      525,000 SHARES      SOLE                  525,000
Bally Total Fitness Hldg Corp BFT    Common   05873K108     295       10,000 SHARES      SOLE                   10,000
3 Com Corp                    COMS   Common   885535104   6,720    1,175,000 SHARES      SOLE                1,175,000
Dell Computer Corp            DELL   Common   247025109   3,476      135,300 SHARES      SOLE                  135,300
Dow Jones & Co Inc            DJ     Common   260561105   3,926       75,000 SHARES      SOLE                   75,000
Daisytek Intl Corp            DZTK   Common   234053106     878      112,400 SHARES      SOLE                  112,400
Energizer Hldgs Inc           ENR    Common   29266R108  30,000    1,200,000 SHARES      SOLE                1,200,000
First Data Corp               FNLY   Common   319963104   5,040      420,000 SHARES      SOLE                  420,000
Harrahs Entmt Inc             HET    Common   413619107  16,039      545,000 SHARES      SOLE                  545,000
IBP Inc.                      IBP    Common   449223106   6,560      400,000 SHARES      SOLE                  400,000
Insignia Finl Group Inc New   IFS    Common   45767A105  12,147    1,029,400 SHARES      SOLE                1,029,400
Iron Mtn Inc PA               IRM    Common   462846106  23,322      608,600 SHARES      SOLE                  608,600
J P Morgan Chase & Co         JPM    Common   46625H100  14,593      325,000 SHARES      SOLE                  325,000
AT&T Corp                     LMG'A  Com Lib
                                     Grp A    001957208  15,750    1,125,000 SHARES      SOLE                1,125,000
LNR Ppty Corp                 LNR    Common   501940100  33,878    1,195,000 SHARES      SOLE                1,195,000
Moodys Corp                   MCO    Common   615369105  13,780      500,000 SHARES      SOLE                  500,000
Midcap SPDR TR                MDY    Unit
                                     Ser 1    595635103  29,540      350,000 SHARES      SOLE                  350,000
Methode Electrs Inc           METHA  CL A     591520200     628       35,000 SHARES      SOLE                   35,000
Maximus Inc                   MMS    Common   577933104     296       10,000 SHARES      SOLE                   10,000
Microsoft Corp                MSFT   Common   594918104   6,426      117,500 SHARES      SOLE                  117,500
Nautica Enterprises Inc       NAUT   Common   639089101  19,731    1,100,000 SHARES      SOLE                1,100,000
Nike Inc                      NKE    CL B     654106103  20,275      500,000 SHARES      SOLE                  500,000
Nextel Communications Inc     NXTL   CL A     65332V103  11,759      818,000 SHARES      SOLE                  818,000
Omnicare Inc                  OCR    Common   681904108  33,369    1,555,648 SHARES      SOLE                1,555,648
Office Depot Inc              ODP    Common   676220106  11,940    1,364,600 SHARES      SOLE                1,364,600
Optimal Robotics Corp         OPMR   CL A New 68388R208   2,997      115,000 SHARES      SOLE                  115,000
Oxford Health Plan Inc.       OXHP   Common   691471106   4,013      150,000 SHARES      SOLE                  150,000
Palm Inc.                     PALM   Common   696642107   1,230      146,262 SHARES      SOLE                  146,262
PFSWeb Inc                    PFSW   Common   717098107     267      275,811 SHARES      SOLE                  275,811
Payless Shoesource Inc        PSS    Common   704379106  13,253      212,900 SHARES      SOLE                  212,900
Polo Ralph Lauren Corp        RL     CL A     731572103  15,364      558,700 SHARES      SOLE                  558,700
Ross Stores Inc.              ROST   Common   778296103  39,375    2,100,000 SHARES      SOLE                2,100,000
IMS Health Inc                RX     Common   449934108  14,940      600,000 SHARES      SOLE                  600,000
Scripps E W Co.               SSP    CL A     811054204  13,617      234,900 SHARES      SOLE                  234,900
Steiner Leisure Ltd           STNR   Ord      P8744Y102   9,221      561,000 SHARES      SOLE                  561,000
Medallion Finl Corp           TAXI   Common   583928106   2,076      205,000 SHARES      SOLE                  205,000
TJX Cos Inc. New              TJX    Common   872540109  16,000      500,000 SHARES      SOLE                  500,000
Tyson Foods Inc.              TSN    CL A     902494103   4,041      300,000 SHARES      SOLE                  300,000
Univision Communications Inc  UVN    CL A     914906102   7,060      185,000 SHARES      SOLE                  185,000
Viacom Inc                    VIA'B  CL B     925524308  15,390      350,000 SHARES      SOLE                  350,000
Ventas Inc                    VTR    Common   92276F100  13,600    1,600,000 SHARES      SOLE                1,600,000
Stewart W P & Co Ltd          WPL    Common   G84922106  13,335      614,500 SHARES      SOLE                  614,500
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